Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,256,000
Previously Paid Amount	0.00
Total Fee Amount	173.45
Total Offset Amount	0.00
Net Fee	173.45
Narrative - Max Aggregate Offering Price	$ 1,256,000
Final Prospectus	true